Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenues
Net sales	$ 5,384	$ 5,076
Finance and interest income	297	296
Total Revenues	5,681	5,372
Costs and Expenses
Cost of goods sold	4,497	4,238
Selling, general and administrative expenses	542	546
Research and development expenses	191	183
Restructuring expenses	12	15
Interest expense	219	230
Other, net	141	630
Total Costs and Expenses	5,602	5,842
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	79	(470)
Income tax (expense)	(48)	(40)
Equity in income of unconsolidated subsidiaries and affiliates	18	(3)
Net income (loss)	49	(513)
Industrial Activities [Member]
Revenues
Net sales	5,384	5,076
Finance and interest income	36	31
Total Revenues	5,420	5,107
Costs and Expenses
Cost of goods sold	4,497	4,238
Selling, general and administrative expenses	477	477
Research and development expenses	191	183
Restructuring expenses	11	15
Interest expense	139	150
Interest compensation to Financial Services	82	76
Other, net	63	565
Total Costs and Expenses	5,460	5,704
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(40)	(597)
Income tax (expense)	(10)	6
Equity in income of unconsolidated subsidiaries and affiliates	12	(9)
Results from intersegment investments	87	87
Net income (loss)	49	(513)
Financial Services [Member]
Revenues
Finance and interest income	396	388
Total Revenues	396	388
Costs and Expenses
Selling, general and administrative expenses	65	69
Restructuring expenses	1
Interest expense	131	126
Other, net	80	66
Total Costs and Expenses	277	261
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	119	127
Income tax (expense)	(38)	(46)
Equity in income of unconsolidated subsidiaries and affiliates	6	6
Net income (loss)	$ 87	$ 87